CONTINGENT LIABILITIES AND ASSETS	12 Months Ended
Dec. 31, 2022
Contingent Liabilities And Assets
CONTINGENT LIABILITIES AND ASSETS

NOTE 15: CONTINGENT LIABILITIES AND ASSETS

We hereinafter detail the nature of significant proceedings as of December 31, 2022, not considered as probable by the Company based on the opinion of the Company’s internal and external counselors.

15.1	Labor Claim – Compensatory Plan

The Company faces several legal proceedings associated with the Defined Benefit Plan “Compensatory Plan” (see Note 11.8). We hereinafter describe the nature of currently pending labor claims:

-	Claims by former employees not covered by the plan, seeking their inclusion. The Chamber of Appeals upheld the first-instance judgments that had dismissed the complaints filed in two claims by non-covered former employees seeking to be included in the plan. Both of these judgments are final and conclusive.
-	Claims by former employees seeking compensation under the plan on account of terminations due to changes in shareholding control.
-	Claims on considering that the index (CPI) used to update the plan benefits is ineffective to keep their “constant value”. In two of the causes, the Company obtained a favorable judgment, which has been appealed by the plaintiff. On the other hand, the Company received an adverse judgment in a claim, consequently, the Company has filed an appeal before the applicable Chamber.
-	Claims on an alleged underfunding of the plan upon the elimination of the Company’s contributions based on earnings. The Company obtained a favorable first-instance judgment. The plaintiff filed an appeal, which was sustained by the Chamber. Against said pronouncement, the Company filed a Federal Extraordinary Appeal before the CSJN, which was disallowed by the Appeals Chamber. Consequently, the Company filed a petition in error before the CSJN and an appeal on the grounds of unconstitutionality before the Supreme Court of Justice of the Autonomous City of Buenos Aires.
15.2	Tax claim
-	Tax on Liquid Fuels and Natural Gas:

The AFIP filed a claim in the amount of $ 54 million against the Company for an alleged omission in the payment of Taxes on Liquid Fuels and Natural Gas during fiscal periods January 2006 through August 2011, plus compensatory interest and a penalty of $ 38 million for such omission. The tax entity supports its claim on the allegation that the tax benefit granted to sales to areas declared exempt by the tax law has been misappropriated. The proceeding is currently being heard before the Federal Tax Court, and the evidentiary period has been completed.

15.3	Environmental claims
-	The Association of Land Owners of Patagonia (ASSUPA) has brought a complaint for an indefinite amount against the Company and other companies seeking the restoration of the environment to the state prior to the exploration, exploitation, production, storage and transportation of hydrocarbon works conducted by the plaintiffs and the prevention of alleged future environmental impacts on certain areas in the Austral Basin. The National Government and the Provinces of Santa Cruz and Tierra del Fuego have been summoned as third parties. The proceeding is at the complaint answer stage.
-	ASSUPA has instituted a complaint before the CSJN against 10 companies, including the Company. The National Government and the Provinces of Buenos Aires, La Pampa, Mendoza, Neuquén and Río Negro have been summoned as third parties. The main claim seeks that the plaintiffs should be ordered to redress the alleged environmental damage caused by the hydrocarbon activity developed in the Neuquina Basin and to set up the environmental restoration fund provided for by section 22 of the General Environmental Law. Subsidiarily, and in case restoration is not possible, it seeks the redress of the allegedly sustained collective damages for an amount estimated at US$ 547 million based on a United Nations Development Program report. The proceeding is in the complaint answer stage.
-	Beatriz Mendoza and other 16 plaintiffs brought a complaint before the CSJN against the National Government, the Province of Buenos Aires, the Government of the Autonomous City of Buenos Aires and 44 companies, including the Company, conducting industrial activities along the Matanza-Riachuelo River Basin. The plaintiffs seek compensation for alleged damages sustained as a result of an alleged environmental impact, its cessation, the environmental recomposition and redress, for an estimated amount of US$ 500 million for the financing of the Matanza-Riachuelo River Basin Environmental Management Plan aiming at the restoration of the basin. The proceeding is in the third-party summoning stage.
-	Inertis S.A. has filed a complaint against the Company for alleged damage to the environment in a lot owned by this company as a result of the activities conducted by the Dock Sud Plant seeking the redress of alleged damages for a nominal amount estimated at $ 1 million and US$ 1 million, or the difference between the value of the allegedly affected lot and its valuation. The proceeding is in the evidentiary stage.
-	Fundación SurfRider Argentina has requested the performance of preliminary proceedings on account of alleged indications of environmental damage in the City of Mar del Plata. The plaintiff seeks the recomposition of the alleged environmental damage having collective impact, or the compensation for the alleged damages caused by all companies owning gas stations in the coastal area of the City of Mar del Plata for an alleged fuel leakage from gas stations’ underground storage tanks into the water, soil and marine system. The Foundation estimates damages in the amount of $ 200 million. The parties agreed on a stay of the procedural time limits until August 2022 to evaluate the possibility of reaching an agreement. The plaintiff reached an agreement with three co-defendants. The Chamber hearing the case referred it back to the first instance, and the Court ordered a series of information measures before serving notice of the agreement on the other co-defendants (including the Company).
-	Some neighbors of the Dock Sud area brought a complaint against 14 oil companies, including the Company, petrochemical companies and waste incineration plants located in the Dock Sud Petrochemical Complex for an alleged damage to the environment and alleged individual damage to their goods, health and morale. The CSJN determined it had jurisdiction over the environmental issue and maintained the civil and commercial jurisdiction regarding the compensation for the alleged damages. The First-Instance Civil and Commercial Court opened the evidentiary stage.
-	A neighbor of the Province of Salta owning a lot where a joint venture made up of the plaintiffs (the Company and other companies) conducted hydrocarbon activities seeks environmental protection and restoration for alleged damage caused by hydrocarbon prospecting, exploration and/or exploitation activities or, alternatively, a compensation in case such environmental restoration is not possible. The Province of Salta has been summoned as a third party. The proceeding is in the complaint answer stage and the Court of Justice of Salta declared that the First-Instance Administrative Litigation Court has jurisdiction over the claim.
-	Owners of a lot in the town of Garín, Province of Buenos Aires, seek the performance of preliminary proceedings for alleged indications of damage to the environment in their place of residence which would result from an alleged leakage from the adjacent gas station under the Company’s branding. Preliminary measures are being conducted in this proceeding.
-	Neighbors of the Province of Neuquén brought a proceeding against the Company for alleged environmental damage resulting from the hydrocarbon exploration, exploitation, transportation and well abandonment activities in which that plaintiff has been taking part. Should this not be feasible, they claim a compensation for alleged damages to support the Environmental Restoration Fund. Additionally, they request the redress of alleged moral damages to be allocated to the Environmental Restoration Fund. The presence of all involved parties has been properly verified, and the lawsuit has been referred to the administrative litigation jurisdiction.
-	Plaintiff Martinez Lidia and other three plaintiffs claim financial compensation for alleged damage to their health and property caused by the alleged environmental affectation sustained as a result of living next to Puerto General San Martin petrochemical plant (Rosario-Santa Fe). The evidentiary stage is closed and the Public Defender for the deceased plaintiff’s heirs was appointed, and he accepted this appointment.
-	A neighbor of the Province of Buenos Aires brought a complaint against the Company seeking the removal of three fuel storage tanks and pumps and the remediation and restoration of the soils where such tanks are located on account of an alleged environmental affectation. The proceeding is in the evidentiary stage.
-	Neighbors of the Province of Santa Fe have brought a complaint against the Company for alleged environmental damage. The Company obtained a favorable judgment, which has been appealed by the plaintiff.

15.4	Civil and Commercial Claims
-	The “Consumidores Financieros Asociación Civil Para Su Defensa” claim the nominal amount of US$ 3,650 million as compensation for damages, Pampa, Petrolera Pampa S.A. and certain Pampa directors in office during 2016 being co-plaintiffs together with Petroleo Brasileiro S.A. A complaint has been brought against Petrobras Brasil for the depreciation of the share quotation value as a result of the “lava jato operation” and the so-called “Petrolao”, and the plaintiffs claim Pampa, Petrolera Pampa S.A. and the directors’ joint and several liability alleging the acquisition of indirect control in Petrobras Argentina S.A. may have thwarted the enforcement of a possible judgment favorable to the plaintiff (for up to the amount of the price paid by Pampa for the acquisition of control over Petrobras Argentina S.A.). The plaintiff appealed the Arbitration Court’s decision declaring the dismissal of the main claim upon the failure to pay the arbitration fee. The Chamber of Appeals in Commercial Matters upheld the filed extraordinary appeal. On its part, Petróleo Brasileiro S.A. filed an appearance, requested that the lack of substance of the filed appeal should be declared, and subsidiarily answered it. The Company was served notice of the upholding of the motion made by the Chamber of Appeals in Commercial Matters and filed a presentation in this respect. Later, the CSJN declared the nullity of the Chamber of Appeals in Commercial Matters’ decision upholding the extraordinary appeal and referred the court file back so that a new judgment should be rendered.

We hereinafter detail the nature of significant legal proceedings brought by the Company as of December 31, 2022 where the related inflows of economic benefits are estimated to be probable by the Company.

15.5	Administrative claims
-	CTLL (currently Pampa) filed an administrative litigation complaint against the Federal Government for contractual breach during the January 2016-March 2016 period. CTLL claims that CAMMESA’s decision regarding the renewal and recognition of costs associated with natural gas supply agreements should be reversed and that, subsidiarily, sustained damages should be redressed. Later on, CTLL filed a new contentious administrative litigation complaint against the Federal Government for contractual breach during the April 2016-October 2018 period. In the complaint for the January-March 2016 period, the closing of the evidentiary stage was suspended on account of the proceeding’s link with the complaint subsequently field for the April 2016- October 2018 period, proceeding which is currently in the evidentiary stage.
-	Upon the determination of the expiration of the Veta Escondida block concession granted by the Province of Neuquén, the Company filed a declaratory judgment action to achieve certainty under the original jurisdiction of the CSJN pursuant to section 322 of the Federal Code of Civil and Commercial Procedure. Both parties agreed to suspend the proceeding to pursue a private settlement, the rendering of judgment was requested and the CSJN has set a preliminary hearing, which was carried out. Currently, after the opinion rendered by the National Attorney General, the proceeding is pending judgment by the CSJN.
-	On March 31, 2021, the Company submitted a Preliminary Administrative Claim (RAP) against the National Ministry of Economy (MECON) to claim the owed amount, plus the applicable interest, assumed by the Federal Government during the term of validity of PEN Executive Order No. 1,053/18 on account of the exchange difference between the price of the gas purchased by gas distributors and that recognised in their final tariffs during the April 2018 - March 2019 period. On September 1, 2021 a request for an expedited procedure was filed. On September 1, 2021. a request for an expedited procedure was filed. On December 2, 2021, the Company filed a protective action (amparo) on the grounds of undue delay seeking that defendant should state its opinion in this respect. A judgment was rendered dismissing the amparo. The Company has filed an appeal against this decision, which was dismissed by the Chamber hearing the case. As MECON’s term to state its position on the RAP has expired, the Company has brought a complaint against the Federal Government.
15.6	Civil and Commercial Claims
-	EcuadorTLC (currently Pampa Bloque 18), in its capacity as assignee of the Ecuadorian company Petromanabí S.A., filed an international arbitration proceeding against the Republic of Ecuador seeking the payment of 12% of the Settlement Value, the latter pursuant to the terms of the Hydrocarbon Exploration and Crude Oil Exploitation Participation Agreement in Block 18 entered into on December 19, 1995 and/or the Hollín Common Field Unified Exploitation Operating Agreement executed on August 7, 2002 —in both cases, as amended—. The arbitration is conducted according to the Arbitration Rules of the United Nations Commission on International Trade Law, the applicable law is Ecuadorian law, and the seat of arbitration is the City of Santiago de Chile. In 2021, the first stages of the international arbitration proceeding have already begun. As of the issuance of these Consolidated Financial Statements, the arbitration proceeding is ongoing.
-	Ecuador TLC (currently Pampa Bloque 18), brought an arbitration claim against Petroecuador before the arbitration and mediation center of the Chamber of Commerce of Quito as a result of certain breaches to the transportation agreement entered into on December 31, 2008 whereby the Ecuadorian Government undertook the crude oil transportation commitment through the OCP, to be charged to the oil transportation capacity hired by Pampa Bloque 18. On August 3, 2022, the Arbitration Court rendered a final and conclusive award partially upholding the complaint. Even though the award was not annulled, Petroecuador filed an extraordinary protection proceeding before the Constitutional Court. It is worth highlighting that this proceeding does not suspend the execution of the arbitration award. As of December 31, 2022, Pampa Bloque 18 recorded a US$ 37.4 million receivable as compensation for the arbitration complaint in Ecuador. As of the issuance of these Consolidated Financial Statements, Petroecuador has partially fulfilled the award and made a US$ 20 million payment.
-	The Company has instituted an international arbitration proceeding against High Luck Group Limited - Argentina branch as a result of certain breaches to the Participation Assignment Agreement and the Joint Operation Agreement for the Chirete Block entered into on April 1, 2015.